FINANCIAL SERVICES - Schedule of Components of the Company's Financing Receivables Segregated by Portfolio Segment (Details) - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017	Jan. 29, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer receivables, gross	$ 3,300	$ 2,700
Financing receivables, net	7,643	5,873
Short-term	3,919	3,222
Long-term	3,724	2,651
Customer receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer receivables, gross	7,182	5,539
Allowances for losses	(145)	(143)	$ (176)
Financing receivables, net	7,037	5,396
Residual interest
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	606	477
Revolving
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	819	918
Short-term	819	918
Long-term	0	0
Revolving | Customer receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer receivables, gross	900	1,009
Allowances for losses	(81)	(91)	(118)
Financing receivables, net	819	918
Revolving | Residual interest
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	0	0
Fixed-term
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	6,824	4,955
Short-term	3,100	2,304
Long-term	3,724	2,651
Fixed-term | Customer receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer receivables, gross	6,282	4,530
Allowances for losses	(64)	(52)	$ (58)
Financing receivables, net	6,218	4,478
Fixed-term | Residual interest
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 606	$ 477